Share-Based Payments	12 Months Ended
Jun. 30, 2023
Share-based payment arrangements [Abstract]
Share-Based Payments	Share-based payments
Accounting policy
The group operates the following employee share incentive plans where the group granted share options to certain employees in exchange for services received:
•The equity-settled Sisonke Employee Share Ownership Plan (Sisonke ESOP) initially awarded in 2019
•The equity-settled Management Deferred Share Plan (DSP) initially awarded in 2020.

Equity-settled share-based payments are measured at fair value that includes market performance conditions but excludes the impact of any service and non-market performance conditions of the equity instruments at the date of the grant. The share-based payments are expensed over the vesting period, based on the group's estimate of the shares that are expected to eventually vest. The group used an appropriate option pricing model in determining the fair value of the options granted. Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. At each balance sheet date, the estimates of the number of options that are expected to become exercisable are revised.

The impact of the revision of original estimates, if any, is recognised in the income statement, with a corresponding adjustment to equity. The proceeds received (if any) net of any directly attributable transaction costs are credited to share capital and premium when the options are exercised.
36    Share-based payments continued

Critical accounting estimates and judgements
The fair value of options granted under the DSP:

Fair value
18 September 2019 - First issue	R45.89- R56.87
18 September 2020 - Second issue	R74.90
20 September 2021 - Third issue	R45.58- R57.93
19 September 2022 - Fourth Issue	R42.48 - R47.25

The fair value of the first and second issue of options granted under the DSP was based on the Harmony spot share price at each grant date, as there were no market conditions attached to the grant. The fair value of the third and forth issue of options granted under the DSP was determined using a Black-Scholes valuation model. The significant inputs into the model are:

DSP
19 September 2022 - Fourth issue
Risk-free interest rate[1]	7.91% - 8.67%
Expected volatility[2]	59.34% - 65.33%
Expected dividend yield[3]	2.28% - 2.38%
Spot price on grant date	R47.86 - R50.60
Vesting period (from grant date)[4]	3/5 years
[1] The risk-free rate was derived from a zero-coupon curve stripped from forward rate agreements and swap inputs.
[2] The volatility was estimated on the historical returns of the Harmony share price over a period matching the time to maturity of the shares.
[3] The dividend yield was based on Harmony’s dividend forecasts and estimates of future share prices.
[4] Please refer to Vesting under Options granted under the Management Deferred Share Plan below.

Employee share-based payments
The objective of these schemes is to recognise the contributions of employees to the group's financial position and performance and to retain key employees.

Executive management is encouraged to retain shares when they vest and a minimum shareholding requirement has been introduced to achieve this. This shareholding is meant to align shareholder and executive objectives to grow total shareholder return.

The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2023	2022
Sisonke ESOP	—	91
Management DSP	114	109
Total employee share-based payments	114	200

The directors are authorised to issue up to 60 011 669 ordinary shares to participants who have received awards in accordance with Harmony's employee share incentive schemes. Subsequent to the annual general meeting held on 1 December 2010, 53 482 588 shares have been issued in terms of the various share schemes. At 30 June 2022, no share option awards were outstanding for the Sisonke ESOP Plan.

In December 2018, the board approved the new Total Incentive Plan for management which includes deferred shares. The first allocations under the new plan occurred in October 2019, the subsequent allocations occurring in October of each year since then. Our shareholders have authorised up to 25 000 000 shares of the issued share capital to be used for this plan.

Options granted under the Sisonke ESOP
In December 2017, Harmony approved the establishment of the Sisonke ESOP with the aim to facilitate beneficial interest and ownership by non-managerial employees in South Africa (the beneficiaries) of Harmony shares in order to:
•Facilitate economic empowerment of Harmony’s employees
•Incentivise Harmony’s employees, so as to promote the shared interests of employees and shareholders in the value growth of Harmony
•Further align the interests of the Harmony shareholders and those of the employees of Harmony.

The shares were issued to the Harmony ESOP Trust (the Trust) on 15 January 2019, which is also the date on which the required service period of three years commenced. Each beneficiary under the scheme was awarded 225 Participation Units (PU). The Sisonke ESOP is equity-settled. The participation units (PU) vested on 15 January 2022. All participants still employed at this time received Harmony shares.
36    Share-based payments continued
Employee share-based payments continued
Options granted under the Sisonke ESOP continued
Activity on share options

Number of PU
Activity on PU granted but not exercised	2023	2022
Balance at beginning of year	—	6 311 667
Options granted	—	40 064
Options exercised	—	(6 254 608)
Options forfeited and lapsed	—	(97 123)
Balance at end of year	—	—

	2023	2022
Gain realised by participants on options exercised during the year (R million)	—	397
Weighted average share price at the date of exercise (SA Rand)	—	58.2

Options granted under the Management Deferred Share Plan
Harmony implemented the Total Incentive Plan, comprising a long-term Deferred Share Plan (DSP) and a short-term annual cash payment with effect from 1 July 2019. The total incentive for each management-level employee is determined every year through a balanced scorecard calculation.

The balanced scorecard result includes a number of key short- and long-term company performance measures (to be measured over trailing three- and one-year periods). The measures are reviewed and defined annually with appropriate weightings. A portion of the total incentive is paid immediately in cash and the balance is settled by means of deferred shares.

Award	Vesting	Performance criteria
DS*
The awards will vest at a rate of 20% per annum over the following five years for executive directors and prescribed officers, and one-third per annum over the following three years for qualifying management.
The participant is still employed within the group.
*    Deferred shares.

During December 2021 shareholders approved the introduction of “no fault” termination effective 7 December 2021.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised DS not yet vested are lapsed and cancelled
•No fault	All unvested and unexercised DS will continue in force to vest on the original vesting dates in accordance with the rules of the plan.
The update of “no fault” termination will ensure that executives who leave the company in good standing, for example due to retirement, will continue to be exposed to the company share price for the remainder of the vesting periods of unvested awards.
It will encourage and reward their focus on sustainability and succession during their tenure.
36    Share-based payments continued
Employee share-based payments continued
Options granted under the Management Deferred Share Plan continued

	2023	2022
18 September 2019 – 3 years
Gain realised by participants on options exercised during the year (R million)	12	13
Weighted average share price at the date of exercise (SA Rand)	41.00	47.24
Remaining life (years)	—	0.2
18 September 2019 – 5 years
Gain realised by participants on options exercised during the year (R million)	2	2
Weighted average share price at the date of exercise (SA Rand)	47.41	51.74
Remaining life (years)	1.2	2.2
18 September 2020 – 3 years
Gain realised by participants on options exercised during the year (R million)	11	13
Weighted average share price at the date of exercise (SA Rand)	41.50	47.24
Remaining life (years)	0.2	1.2
18 September 2020 – 5 years
Gain realised by participants on options exercised during the year (R million)	2	2
Weighted average share price at the date of exercise (SA Rand)	47.41	49.6
Remaining life (years)	2.2	3.2
18 September 2021 – 3 years
Gain realised by participants on options exercised during the year (R million)	31	—
Weighted average share price at the date of exercise (SA Rand)	40.21	—
Remaining life (years)	1.2	—
18 September 2021 – 5 years
Gain realised by participants on options exercised during the year (R million)	4	—
Weighted average share price at the date of exercise (SA Rand)	47.41	—
Remaining life (years)	3.2	—

Activity on share options

Number of DS
Activity on DS granted but not exercised	2023	2022
Balance at beginning of year	4 449 291	2 102 523
Options granted	2 318 254	3 298 489
Options exercised	(1 480 166)	(641 562)
Options forfeited and lapsed	(201 859)	(310 159)
Balance at end of year	5 085 520	4 449 291

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)
As at 30 June 2023
Deferred shares
18 September 2019 – 5 years	128 334	1.2
18 September 2020 – 3 years	269 919	0.2
18 September 2020 – 5 years	229 091	2.2
20 September 2021 – 3 years	1 478 246	1.2
20 September 2021 – 5 years	705 413	3.2
19 September 2022 – 3 years	1 620 124	2.2
19 September 2022 – 5 years	654 393	4.2
Total options granted but not yet exercised	5 085 520